Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2018	December 31, 2017
	$	$
Accounts payable	848,332	636,961
Accrued liabilities	1,101,890	1,005,138
	1,950,222	1,642,099